UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2012

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      VISIONARY ASSET MANAGEMENT, INC.
           -----------------------------------------------------

Address:   2500 WILCREST DRIVE, SUITE 640, HOUSTON, TX 77042
           -----------------------------------------------------

Form 13F File Number: 028-14671
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   RITA DEFLORIO
        -------------------------
Title:  CHIEF COMPLIANCE OFFICER
        -------------------------
Phone:  866-940-4932
        -------------------------

Signature, Place, and Date of Signing:

/s/ RITA C. DEFLORIO                    HOUSTON, TX                  01/28/2013
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  4
                                         ------------
Form 13F Information Table Entry Total:            38
                                         ------------
Form 13F Information Table Value Total:       208,077
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number   Name
---  -------------------    -----------------------------------------
1    028-14672              NEXT FINANCIAL HOLDINGS
2    028-14673		    WE2, INC.
3    028-11107	            Placemark Investments, Inc.
4    028-13751              Argentus Capital Management, LLC

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                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP     (x $1000)  RN AMT  PRN CALL DSCRETN  MANAGERS   Sole Shared NONE
------------------------  -------------------- ---------- --------- -------  --- ---- -------  ----------- --------------
SPROTT PHYSICAL GOLD TR  UNIT                 85207H104    250     13208   SH      DEFINED  01 02 03 04  0    0    13208
ISHARES TR               BARCLY USAGG B       464287226   1584     14265   SH      DEFINED  01 02 03 04  0    0    14265
ISHARES                  FTSE CHINA25 X       464287184   1586     39211   SH      DEFINED  01 02 03 04  0    0    39211
ISHARES INC              MSCI SWITZERLD       464286749    381     14275   SH      DEFINED  01 02 04     0    0    14275
ISHARES TR               HIGH YLD CORP        464288513   3189     34163   SH      DEFINED  01 02 03 04  0    0    34163
ISHARES TR               MSCI EAFE INDEX      464287465   1092     19201   SH      DEFINED  01 02 03 04  0    0    19201
ISHARES TR               IBOXX INV CPBD       464287242   3072     29364   SH      DEFINED  01 02 03 04  0    0    29364
ISHARES TR               BARCLYS MBS BD       464288588   2729     25272   SH      DEFINED  01 02 04     0    0    25272
ISHARES TR               US PFD STK IDX       464288687    426     10747   SH      DEFINED  01 02 04     0    0    10747
ISHARES INC              MSCI PAC J IDX       464286665   1536     32597   SH      DEFINED  01 02 03 04  0    0    32597
ISHARES TR               DJ HOME CONSTN       464288752    261     12356   SH      DEFINED  01 02 04     0    0    12356
SELECT SECTOR SPDR TR    SBI INT-UTILS        81369Y886    364     10412   SH      DEFINED  01 02 03 04  0    0    10412
SELECT SECTOR SPDR TR    SBI INT-FINL         81369Y605    186     11330   SH      DEFINED  01 02 03 04  0    0    11330
FIRST TR EXCH TRADED FD  TECH ALPHADEX        33734x176    240     13791   SH      DEFINED  01 02 03 04  0    0    13791
ISHARES TR               BARCLYS 1-3 YR       464287457   1049     14124   SH      DEFINED  01 02 03 04  0    0    14124
ISHARES TR               MSCI EMERG MKT       464287234   1117     25197   SH      DEFINED  01 02 04     0    0    25197
SELECT SECTOR SPDR TR    SBI HEALTHCARE       81369Y209    445     11179   SH      DEFINED  01 02 04     0    0    11179
ISHARES TR               S&P MIDCAP 400       464287507  59771    587724   SH      DEFINED  01 02 03 04  0    0   587724
SPDR SERIES TRUST        BRC HGH YLD BD       78464a417   1985     48777   SH      DEFINED  01 02 03 04  0    0    48777
ISHARES INC              MSCI UTD KINGD       464286699    314     17492   SH      DEFINED  01 02 04     0    0    17492
SELECT SECTOR SPDR TR    SBI INT-INDS         81369y704   1427     37677   SH      DEFINED  01 02 03 04  0    0    37677
ISHARES TR               JPMORGAN USD         464288281   1556     12674   SH      DEFINED  01 02 03 04  0    0    12674
VANGUARD INTL EQTY IDX F MSCI EUROPE ETF      922042874   1780     36441   SH      DEFINED  01 02 03 04  0    0    36441
RYDEX ETF TRUST          GUG S&P500 EQ WT     78355W106    697     13077   SH      DEFINED  01 02 03 04  0    0    13077
PROSHARES TR             PSHS ULT MCAP400     74347R404  27002    364651   SH      DEFINED  01 02 03 04  0    0   364651
ISHARES TR               BARCLYS 3-7 YR       464288661  49236    399571   SH      DEFINED  01 02 03 04  0    0   399571
POWERSHARES DB CMDTY IDX UNIT BEN INT         73935S105    556     22037   SH      DEFINED  01 02 04     0    0    22037
ISHARES INC              MSCI AUSTRALIA       464286103   1534     61033   SH      DEFINED  01 02 03 04  0    0    61033
ISHARES INC              MSCI GERMAN          464286806    281     11445   SH      DEFINED  01 02 04     0    0    11445
ISHARES INC              MSCI JAPAN           464286848   1000    109985   SH      DEFINED  01 02 03 04  0    0   109985
ISHARES TR               BARCLYS 7-10 YR      464287440   2106     19606   SH      DEFINED  01 02 04     0    0    19606
JPMORGAN CHASE & CO      ALERIAN ML ETN       46625H365    398     10909   SH      DEFINED  01 02 04     0    0    10909
PROSHARES TR             ULTR 7-10 TREA       74347r180  34326    604872   SH      DEFINED  01 02 03 04  0    0   604872
ISHARES TR               MSCI ACJPN IDX       464288182    676     11171   SH      DEFINED  01 02 04     0    0    11171
ISHARES TR               RUSSELL MCP VL       464287473   1030     21914   SH      DEFINED  01 02 03 04  0    0    21914
SPDR SERIES TR           BARCLY CNV           78464a359    321      7964   SH      DEFINED  01 02 03     0    0     7964
ISHARES                  S&P 1500 IDX FD ITOT 464287150    142      2191   SH      DEFINED  01 02 03     0    0     2191
ISHARES                  S&P 500 INDX FD IVV  464287200    179      1254   SH      DEFINED  01 02 03     0    0     1254
PROSHARES TR             PSHS SHRT S&P 500     74347R503   2252     66163   SH      DEFINED  01 02 04     0    0   66163
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